Share-based compensation (Details Narrative) ¥ / shares in Units, ¥ in Thousands					12 Months Ended
		Mar. 31, 2026 shares	Jul. 01, 2023 CNY (¥) shares	Jan. 01, 2023 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenues and expenses | ¥						¥ 2,849,487		¥ 3,314,377		¥ 3,161,193
Fair value of options granted | (per share)					$ 2.5191	¥ 17.6163	$ 2.0702	¥ 15.1110	$ 5.9404	¥ 42.1761
Granted, shares	[1]					754,000		899,000		528,000
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted, shares		99,000
2019 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary					50.00%	50.00%
Percentage of vested share on each quarter for four years					50.00%	50.00%
Percentage of vested share on each anniversary for two years					25.00%	25.00%
2019 Incentive Plan One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary					25.00%	25.00%
Percentage of vested share on each quarter for four years					6.25%	6.25%
Percentage of vested share on each anniversary for two years					50.00%	50.00%
2019 Incentive Plan Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary					50.00%	50.00%
Percentage of vested share on each quarter for four years					50.00%	50.00%
Percentage of vested share on each anniversary for two years					25.00%	25.00%
2019 Incentive Plan Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary					25.00%	25.00%
Percentage of vested share on each anniversary for two years					100.00%	100.00%
2023 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options, share			20,359,900	86,871,800
Restricted shares			20,359,900	86,871,800
Cost of revenues and expenses | ¥			¥ 26,300	¥ 26,200

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).